Long-Term Prepayments and Other Non-Current Assets (Details) - Schedule of long-term prepayments and other non-current assets - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Schedule of long-term prepayments and other non-current assets [Abstract]
Deposits paid for lease assets	$ 392,114	$ 386,991
Deposits paid for land		1,547,964
Total	$ 392,114	$ 1,934,955